TYPE:	13F-HR
PERIOD	06/30/2002
FILER
   CIK	1135312
   CCC	m#mvms3h
SUBMISSION - CONTACT
   NAME	A. SWAYZE
   PHONE 609-219-7416

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.): [] is a restatement.
				  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Retirement Capital Advisors
Address: 11500 Northlake Drive
	 Cincinnati, Ohio  45249

Form 13F File Number:

The insitutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ashleigh C. Swayze, Esq.
Title:   Filer's Attorney
Phone:   609-219-7416


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]


                                                               Form 13 F Information Table
Name of Issuer           Title  CUSIP       VALUE  Shares/ SH/ PUT/ INVESTMT OTHER    VOTING AUTHORITY
                      of Class            (X$1000) PRN AMT PRN CALL DSCRETN  MANAGERS SOLE SHARED NONE
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
American Intl Group      Com  026874107    3978     72730   SH      SOLE             72730
American Phone Corp      Com  028870103       0       580   SH      SOLE               580
Amgen Inc.               Com  031162100      10       250   SH      SOLE               250
AOL Time Warner          Com  00184A105      17      1416   SH      SOLE              1416
Bank of America		 Com  060505104    5031     78861   SH      SOLE             78861
Bellsouth Corp.		 Com  079860102      23      1261   SH      SOLE              1261
Bristol Myers Squibb     Com  110122108      12       500   SH      SOLE               500
Broadwing, Inc.          Com  111620100       1       300   SH      SOLE               300
Calpine                  Com  131347106     291    117653   SH      SOLE            117653
Cardinal Health Inc.     Com  14149Y108      12       200   SH      SOLE               200
Cincinnati Financial     Com  172062101      14       400   SH      SOLE               400
Cisco Systems            Com  17275R102    4212    401925   SH      SOLE            401925
Citigroup                Com  172967101      60      2022   SH      SOLE              2022
Clear Channel Comm       Com  184502102       3        75   SH      SOLE                75
Concord EFS		 Com  206197105       4       250   SH      SOLE	       250
Dell Computer	         Com  247025109       6       235   SH	    SOLE               235
Duke Energy              Com  247025109       5       275   SH      SOLE               275
Eli Lily & Co.           Com  532457108      28       500   SH      SOLE               500
EMC Corp.                Com  268648102     617    135068   SH      SOLE            135068
Exodus Communications    Com  302088109       0       500   SH      SOLE               500
Federal National Mort.   Com  313586109      18       300   SH      SOLE               300
Fifth Third Bancorp.     Com  316773100      69      1130   SH      SOLE              1130
Fleet Capital 7.2%       Pref 33889V207      20       800   SH      SOLE               800
General Electric         Com  369604103    5451    221127   SH      SOLE            221127
General Motors	         Com  370442105       6       150   SH      SOLE               150
Home Depot               Com  437076102      17       645   SH      SOLE               645
IBM                      Com  459200101       9       155   SH      SOLE               155
Intel                    Com  458140100    1102     79330   SH      SOLE             79330
JDS Uniphase Corp.       Com  46612J101       2       200   SH      SOLE               200
JM Smucker Co.           Com  832696405      11       293   SH      SOLE               293
Johnson & Johnson        Com  478160104    6396    118272   SH      SOLE            118272
JP Morgan                Com  46625H100       6       325   SH      SOLE               325
Kohl's                   Com  500255104       6       100   SH      SOLE               100
Kroger                   Com  501044101       1        50   SH      SOLE                50
Medtronic                Com  585055106      70      1668   SH      SOLE              1668
Merck & Co.              Com  589331107      40       875   SH      SOLE               875
Microsoft                Com  594918104    4210     96259   SH      SOLE             96259
MidAmerica Waste Systems Com  59523f100       0       400   SH      SOLE               400
Nestle SA ADR            Com  641069406       2        30   SH      SOLE                30
Network Appliance Corp.  Com  64120L104       1       100   SH      SOLE               100
Nokia ADR                Com  654902204       4       290   SH      SOLE               290
Nortel Network Corp.     Com  656568102       0       165   SH      SOLE               165
Oracle                   Com  68389X105    1905    242358   SH      SOLE            242358
Pfizer Inc               Com  717081103    2860    167486   SH      SOLE            167486
PG Call Oct02 90         Call 7427189JR  (2400)        10   SH      SOLE                10
PG Call Oct02 95         Call 7427189JS  (1250)        25   SH      SOLE                25
PG Call Jan 03 90        Call 74271D9AR (11400)        20   SH      SOLE                20
Procter & Gamble         Com  742718109   16395    183429   SH      SOLE            183429
Sepracor                 Com  817315104       0        10   SH      SOLE                10
Silvercrest Corp.        Com  828360107       0       125   SH      SOLE               125
Sun Microsystems         Com  866810104       1       361   SH      SOLE               361
Texas Instruments        Com  882508104      13       881   SH      SOLE               881
Travelers Property A	 Com  89420g109	      1        66   SH      SOLE                66
Travelers Property B	 Com  89420g406       2       136   SH      SOLE               136
Tyco Int'l LTD New       Com  902124106    2078    147342   SH      SOLE            147342
Verizon                  Com  92343V104      25       900   SH      SOLE               900
Wal-Mart Stores Inc.     Com  931142103    6305    128046   SH      SOLE            128046
Walgreen                 Com  931422109      11       350   SH      SOLE               350
Wells Fargo              Com  949746101    4280     88878   SH      SOLE             88878
Worldcom 	         Com  98157D106      30    304660   SH      SOLE            304660
Worldcom Inc. - MCI GroupCom  98157D304       0        17   SH      SOLE                17

/TEXT
/DOCUMENT
/SUBMISSION